USDC	12 Months Ended
Dec. 31, 2024
USD Stable Coin [Abstract]
USDC
5.	USDC

	As of December 31,
	2023	2024
	(in thousands)
USDC	—	1,690

As of December 31, 2023 and 2024, the Company held nil,
and RMB
1,690,000 USDC, respectively. The fair value of USDC
w
a
s
kept at $1.00 because one USDC is pegged to one U.S. dollar.
The following table presents additional information about USDC for the years ended December 31, 202
3
and 202
4
:

	As of December 31,
	2023	2024
	(in thousands)
Opening balance	—	—
Collection of USDC from sales of mining products	—	2,328
Collection of USDC from exchange of USDT	—	43,525
Exchange of USDC into USD	—	(44,171)
Payment of services fees and other expenses	—	(8)
Foreign exchange gain	—	16

Ending balance	—	1,690